Adaptive Tactical Rotation Fund

Schedule of Investments

As of May 31, 2021
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.54%

Consumer Staples - 8.65%
Consumer Staples Select Sector SPDR Fund		24,565	$1,739,447

Growth - 13.32%
SPDR Portfolio S&P 500 Growth ETF		44,864	2,679,727

Health Care - 8.70%
Health Care Select Sector SPDR Fund		14,162	1,750,423

Income - 25.76%
iShares Core High Dividend ETF		25,838	2,534,708
Vanguard Dividend Appreciation ETF		16,996	2,646,277
			5,180,985
Industrials - 5.31%
Invesco DB Agriculture Fund		57,446	1,067,921

Large-Cap - 7.84%
SPDR S&P 500 ETF Trust		3,754	1,576,830

Materials - 19.05%
iShares U.S Home Construction ETF		13,902	999,832
Materials Select Sector SPDR Fund		20,884	1,822,338
SPDR S&P Homebuilders ETF		13,466	1,009,546
			3,831,716
Real Estate - 8.91%
Real Estate Select Sector SPDR Fund		41,403	1,791,094

Total Exchange-Traded Products (Cost $18,814,714)			19,618,143

SHORT-TERM INVESTMENT - 2.50%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.01%		503,811	503,811

Total Short-Term Investment (Cost $503,811)			503,811

Investments, at Value (Cost $19,318,525) - 100.04%			$20,121,954

Liabilities in Excess of Other Assets - (0.04)%			(8,119)

Net Assets - 100.00%			$20,113,835

§	Represents 7 day effective yield as of May 31, 2021.

			(Continued)
Adaptive Tactical Rotation Fund

Schedule of Investments

As of May 31, 2021

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products:
Consumer Staples	8.65%	$1,739,447
Growth	13.32%	2,679,727
Health Care	8.70%	1,750,423
Income	25.76%	5,180,985
Industrials	5.31%	1,067,921
Large-Cap	7.84%	1,576,830
Materials	19.05%	3,831,716
Real Estate	8.91%	1,791,094
Short-Term Investment	2.50%	503,811
Other Assets Less Liabilities	-0.04%	(8,119)
Total Net Assets	100.00%	$20,113,835